Note 1 - Basis of Presentation and General Information - Spin Off Transaction (Details) - Disposal Group, Disposed of Other than by Sale, Not Discontinued Operation, Spinoff [Member]	Mar. 17, 2025 USD ($)
Cash and cash equivalents	$ 2,318
Prepaid expenses	149,726
Inventories	207,677
Total current assets	15,069,238
Vessels, net	3,585,027
Total long-term assets	3,585,027
Total assets	18,654,265
Trade accounts payable	495,227
Accrued expenses	483,096
Deferred revenues	344,220
Total current liabilities	1,322,543
Total liabilities	1,322,543
Distribution of net assets of Euroholdings Ltd. to the Company’s shareholders	17,331,722
Due From Former Parent Company [Member]
Receivables	13,129,541
Related Party Receivable [Member]
Receivables	1,266,246
Trade Accounts Receivable [Member]
Receivables	264,305
Other Receivables [Member]
Receivables	$ 49,425